Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:

FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)(1)	COMPENSATION ACTUALLY PAID TO CEO ($)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOS ($)(1)	AVERAGE COMPENSATION ACTUALLY PAID TO OTHER NEOS ($)(2)	TOTAL STOCKHOLDER RETURN ($)(3)	PEER GROUP TOTAL STOCKHOLDER RETURN ($)(4)	NET INCOME (LOSS) ($)(5) (IN THOUSANDS)	PRODUCT REVENUE ($)(6) (IN MILLIONS)

2024	21,225,027	22,370,242	12,018,712	21,438,440	77.04	180.88	(837,990)	2,667
2023	23,687,578	(494,671,832)	11,264,785	(64,047,435)	61.61	120.52	(797,526)	1,939
2022	775,196	(17,750,504)	549,231	(2,993,939)	108.65	142.95	(679,948)	1,141
2021	750,708	2,679,596,490	600,708	434,480,975	107.29	113.07	(539,102)	554

Company Selected Measure Name	product revenue
Named Executive Officers, Footnote	The dollar amounts reported represent the total compensation reported for Frank Slootman (our former CEO and Principal Executive Officer) and the average total compensation for Michael P. Scarpelli, Christopher W. Degnan, Christian Kleinerman, and Grzegorz Czajkowski (our other NEOs for fiscal year 2024) in the Summary Compensation Table for fiscal year 2024 included in this Proxy Statement. The other NEOs included for the purposes of calculating the average amounts in each other applicable fiscal year are as follows: (i) for fiscal years 2023 and 2022, Mr. Scarpelli, Benoit Dageville, and Mr. Degnan, and (ii) for fiscal year 2021, Mr. Scarpelli and Mr. Degnan.
Peer Group Issuers, Footnote	Represents the TSR of the S&P 500 Information Technology Index based on a $100 investment as of September 16, 2020, valued again on each of January 31, 2021, 2022, 2023, and 2024, assuming the reinvestment of gross dividends.
PEO Total Compensation Amount	$ 21,225,027	$ 23,687,578	$ 775,196	$ 750,708
PEO Actually Paid Compensation Amount	$ 22,370,242	(494,671,832)	(17,750,504)	2,679,596,490
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” (CAP) to Mr. Slootman and the average CAP to the other NEOs for the applicable fiscal year, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amounts of compensation earned, paid, or realized during the applicable fiscal year. In accordance with Item 402(v), the following adjustments were made to total compensation reported in our Summary Compensation Table to determine the CAP:

	FISCAL YEAR 2024		FISCAL YEAR 2023		FISCAL YEAR 2022		FISCAL YEAR 2021

	CEO ($)	AVERAGE FOR OTHER NEOS ($)	CEO ($)	AVERAGE FOR OTHER NEOS ($)	CEO ($)	AVERAGE FOR OTHER NEOS ($)	CEO ($)	AVERAGE FOR OTHER NEOS ($)

Summary Compensation Table Total	21,225,027	12,018,712	23,687,578	11,264,785	775,196	549,231	750,708	600,708
ADJUSTMENTS
Deduction for the amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(20,313,077)	(11,310,656)	(22,800,095)	(10,639,976)	—	—	—	—
Item 402(v) Equity Award Adjustments(b)	21,458,293	20,730,384	(495,559,315)	(64,672,244)	(18,525,700)	(3,543,170)	2,678,845,782	433,880,267
Compensation Actually Paid	22,370,242	21,438,440	(494,671,832)	(64,047,435)	(17,750,504)	(2,993,939)	2,679,596,490	434,480,975
(a) Reflects the aggregate grant date fair value for our CEO’s equity awards, and the average aggregate grant date fair value of our other NEOs’ equity awards, granted in each covered fiscal year as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year, calculated in accordance with Topic 718. Because we do not sponsor or maintain any defined benefit pension plans, no deductions related to pension value were made.
(b) Item 402(v) equity award adjustments reflect the aggregate of the following (as applicable): (i) the fiscal year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of such fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that remain outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date; and (iv) for equity awards granted in prior fiscal years that vest in the covered fiscal year, the amount equal to the change in fair value as of the vesting date compared to the fair value at the end of the prior fiscal year. Equity fair values are calculated in accordance with Topic 718. The valuation assumptions used to calculate these fair values were updated as of each applicable measurement date and differ from those disclosed in our audited consolidated financial statements as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date did not materially differ from the disclosure in our audited consolidated financial statements for the period in which the grant was made. The amounts deducted or added in calculating the equity award adjustments for the CEO and other NEOs are as follows:
CEO Equity Award Adjustments:

FISCAL YEAR	FAIR VALUE AT COVERED FISCAL YEAR END OF EQUITY AWARDS GRANTED IN THE COVERED FISCAL YEAR AND UNVESTED ($)	CHANGE IN FAIR VALUE OF PRIOR FISCAL YEARS’ EQUITY AWARDS THAT ARE UNVESTED AT COVERED FISCAL YEAR END ($)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE COVERED FISCAL YEAR ($)	CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS THAT VESTED IN THE COVERED FISCAL YEAR ($)	TOTAL EQUITY AWARD ADJUSTMENTS ($)

2024	29,772,691	2,938,569	—	(11,252,967)	21,458,293
2023	13,565,475	(113,264,406)	3,117,411	(398,977,795)	(495,559,315)
2022	—	(27,382,771)	—	8,857,071	(18,525,700)
2021	—	2,192,699,730	—	486,146,052	2,678,845,782
Other NEOs Average Equity Award Adjustments:

FISCAL YEAR	AVERAGE FAIR VALUE AT COVERED FISCAL YEAR END OF EQUITY AWARDS GRANTED IN THE COVERED FISCAL YEAR AND UNVESTED ($)	AVERAGE CHANGE IN FAIR VALUE OF PRIOR FISCAL YEARS’ EQUITY AWARDS THAT ARE UNVESTED AT COVERED FISCAL YEAR END ($)	AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE COVERED FISCAL YEAR ($)	AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS THAT VESTED IN THE COVERED FISCAL YEAR ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS ($)

2024	15,789,909	2,548,151	627,981	1,764,343	20,730,384
2023	6,330,551	(30,426,873)	1,454,757	(42,030,679)	(64,672,244)
2022	—	(3,731,610)	—	188,440	(3,543,170)
2021	—	358,530,261	—	75,350,006	433,880,267

Non-PEO NEO Average Total Compensation Amount	$ 12,018,712	11,264,785	549,231	600,708
Non-PEO NEO Average Compensation Actually Paid Amount	$ 21,438,440	(64,047,435)	(2,993,939)	434,480,975
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of “compensation actually paid” (CAP) to Mr. Slootman and the average CAP to the other NEOs for the applicable fiscal year, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amounts of compensation earned, paid, or realized during the applicable fiscal year. In accordance with Item 402(v), the following adjustments were made to total compensation reported in our Summary Compensation Table to determine the CAP:

	FISCAL YEAR 2024		FISCAL YEAR 2023		FISCAL YEAR 2022		FISCAL YEAR 2021

	CEO ($)	AVERAGE FOR OTHER NEOS ($)	CEO ($)	AVERAGE FOR OTHER NEOS ($)	CEO ($)	AVERAGE FOR OTHER NEOS ($)	CEO ($)	AVERAGE FOR OTHER NEOS ($)

Summary Compensation Table Total	21,225,027	12,018,712	23,687,578	11,264,785	775,196	549,231	750,708	600,708
ADJUSTMENTS
Deduction for the amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(20,313,077)	(11,310,656)	(22,800,095)	(10,639,976)	—	—	—	—
Item 402(v) Equity Award Adjustments(b)	21,458,293	20,730,384	(495,559,315)	(64,672,244)	(18,525,700)	(3,543,170)	2,678,845,782	433,880,267
Compensation Actually Paid	22,370,242	21,438,440	(494,671,832)	(64,047,435)	(17,750,504)	(2,993,939)	2,679,596,490	434,480,975
(a) Reflects the aggregate grant date fair value for our CEO’s equity awards, and the average aggregate grant date fair value of our other NEOs’ equity awards, granted in each covered fiscal year as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year, calculated in accordance with Topic 718. Because we do not sponsor or maintain any defined benefit pension plans, no deductions related to pension value were made.
(b) Item 402(v) equity award adjustments reflect the aggregate of the following (as applicable): (i) the fiscal year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of such fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that remain outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date; and (iv) for equity awards granted in prior fiscal years that vest in the covered fiscal year, the amount equal to the change in fair value as of the vesting date compared to the fair value at the end of the prior fiscal year. Equity fair values are calculated in accordance with Topic 718. The valuation assumptions used to calculate these fair values were updated as of each applicable measurement date and differ from those disclosed in our audited consolidated financial statements as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date did not materially differ from the disclosure in our audited consolidated financial statements for the period in which the grant was made. The amounts deducted or added in calculating the equity award adjustments for the CEO and other NEOs are as follows:
CEO Equity Award Adjustments:

FISCAL YEAR	FAIR VALUE AT COVERED FISCAL YEAR END OF EQUITY AWARDS GRANTED IN THE COVERED FISCAL YEAR AND UNVESTED ($)	CHANGE IN FAIR VALUE OF PRIOR FISCAL YEARS’ EQUITY AWARDS THAT ARE UNVESTED AT COVERED FISCAL YEAR END ($)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE COVERED FISCAL YEAR ($)	CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS THAT VESTED IN THE COVERED FISCAL YEAR ($)	TOTAL EQUITY AWARD ADJUSTMENTS ($)

2024	29,772,691	2,938,569	—	(11,252,967)	21,458,293
2023	13,565,475	(113,264,406)	3,117,411	(398,977,795)	(495,559,315)
2022	—	(27,382,771)	—	8,857,071	(18,525,700)
2021	—	2,192,699,730	—	486,146,052	2,678,845,782
Other NEOs Average Equity Award Adjustments:

FISCAL YEAR	AVERAGE FAIR VALUE AT COVERED FISCAL YEAR END OF EQUITY AWARDS GRANTED IN THE COVERED FISCAL YEAR AND UNVESTED ($)	AVERAGE CHANGE IN FAIR VALUE OF PRIOR FISCAL YEARS’ EQUITY AWARDS THAT ARE UNVESTED AT COVERED FISCAL YEAR END ($)	AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE COVERED FISCAL YEAR ($)	AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS THAT VESTED IN THE COVERED FISCAL YEAR ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS ($)

2024	15,789,909	2,548,151	627,981	1,764,343	20,730,384
2023	6,330,551	(30,426,873)	1,454,757	(42,030,679)	(64,672,244)
2022	—	(3,731,610)	—	188,440	(3,543,170)
2021	—	358,530,261	—	75,350,006	433,880,267

Compensation Actually Paid vs. Total Shareholder Return
The following graph shows the relationship between the CAP to our CEO, the average CAP to our other NEOs, our cumulative total stockholder return, and the cumulative total stockholder return of our peer group for each of the periods presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income
The following graph shows the relationship between the CAP to our CEO, the average CAP to our other NEOs, and our annual net income (loss) for each of the periods presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Company Selected Measure
The following graph shows the relationship between the CAP to our CEO, the average CAP to our other NEOs, and our annual product revenue for each of the periods presented in the Pay Versus Performance table.

Total Shareholder Return Vs Peer Group
The following graph shows the relationship between the CAP to our CEO, the average CAP to our other NEOs, our cumulative total stockholder return, and the cumulative total stockholder return of our peer group for each of the periods presented in the Pay Versus Performance table.

Tabular List, Table	Product Revenue •Total Revenue •Non-GAAP Product Gross Margin •Non-GAAP Operating Margin •Non-GAAP Adjusted Free Cash Flow •Quarter over Quarter Stable Edges Growth
Total Shareholder Return Amount	$ 77.04	61.61	108.65	107.29
Peer Group Total Shareholder Return Amount	180.88	120.52	142.95	113.07
Net Income (Loss)	$ (837,990,000)	$ (797,526,000)	$ (679,948,000)	$ (539,102,000)
Company Selected Measure Amount	2,667,000,000	1,939,000,000	1,141,000,000	554,000,000
PEO Name	Frank Slootman
Additional 402(v) Disclosure	Represents the total stockholder return (TSR) of a $100 investment in our stock as of September 16, 2020, the date that our common stock began trading on the New York Stock Exchange, valued again on each of January 31, 2021, 2022, 2023, and 2024, assuming the reinvestment of gross dividends.Represents net income (loss) as reported in our audited consolidated financial statements.
Measure:: 1
Pay vs Performance Disclosure
Name	Product Revenue
Non-GAAP Measure Description	We have identified product revenue as the most important financial performance measure used to link CAP to the CEO and other NEOs to our performance, as this measure is one of our key business metrics and is used to determine executive compensation, including as the key metric that determines funding under our Cash Incentive Bonus Plan.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Product Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted Free Cash Flow
Measure:: 6
Pay vs Performance Disclosure
Name	Quarter over Quarter Stable Edges Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (20,313,077)	$ (22,800,095)	$ 0	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,458,293	(495,559,315)	(18,525,700)	2,678,845,782
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,772,691	13,565,475	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,938,569	(113,264,406)	(27,382,771)	2,192,699,730
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,117,411	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,252,967)	(398,977,795)	8,857,071	486,146,052
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,310,656)	(10,639,976)	0	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,730,384	(64,672,244)	(3,543,170)	433,880,267
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,789,909	6,330,551	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,548,151	(30,426,873)	(3,731,610)	358,530,261
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	627,981	1,454,757	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,764,343	$ (42,030,679)	$ 188,440	$ 75,350,006